LEASES AND RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASES AND RIGHT-OF-USE ASSETS	LEASES AND RIGHT-OF-USE ASSETS
Potential future cash outflows of $22m (2022 and 2021: $21m) have not been included in the lease liability because it is not reasonably certain that the leases will be extended (or not terminated).
The following tables summarize movements of the right-of-use assets:

(in millions)	Land and buildings	Plant and equipment	Total
Net book value
At January 1, 2023	9	22	31
Additions	5	5	10
Depreciation	(3)	(6)	(9)
Exchange adjustments	—	1	1
At December 31, 2023	$11	$22	$33

(in millions)	Land and buildings	Plant and equipment	Total
Net book value
At January 1, 2022	12	25	37
Additions	—	5	5
Depreciation	(2)	(6)	(8)
Exchange adjustments	(1)	(2)	(3)
At December 31, 2022	$9	$22	$31

(in millions)	Land and buildings	Plant and equipment	Total
Net book value
At January 1, 2021	14	29	43
Additions	—	2	2
Depreciation	(2)	(5)	(7)
Exchange adjustments	—	(1)	(1)
At December 31, 2021	$12	$25	$37
Depreciation expense of $6m (2022: $5m; 2021: $4m) is included in SG&A and $3m (2022 and 2021: $3m) in cost of sales within the consolidated income statement. Additions of $2m in 2023 were acquired through the acquisition of Opiant (refer to Note 27). Remaining additions in the year relate primarily to vehicle leases and office space, net of a lease incentive of $3m received in 2023.
Lease liabilities by maturity were as follows:

(in millions)	2023	2022	2021
Within one year	11	10	10
Later than one and less than five years	36	27	29
More than five years	2	5	12
Gross lease liabilities	49	42	51
Less: future interest on lease liabilities	(6)	(5)	(7)
Net lease liabilities	$43	$37	$44
The net lease liabilities balance of $43m (2022: $37m; 2021: $44m) is shown within current liabilities of $9m (2022 and 2021: $8m) and non-current liabilities of $34m (2022: $29m; 2021: $36m).
Lease payments during the year were comprised of the following:

(in millions)	2023	2022	2021
Interest paid on lease liabilities	3	2	2
Payments of lease liabilities	8	9	8
Total lease payments	$11	$11	$10